SUBSEQUENT EVENTS (Details)	Feb. 13, 2024 USD ($)	Feb. 02, 2024 item	Jan. 25, 2024 USD ($)	May 23, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Jan. 18, 2023 USD ($) shares	Mar. 28, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 22, 2024 USD ($)
SUBSEQUENT EVENTS
Aggregate principal amount							$ 224,000
Digital Health Acquisition Corp.
SUBSEQUENT EVENTS
Minimum market value of listed securities				$ 15,000,000	$ 50,000,000
Backstop Agreement | Digital Health Acquisition Corp.
SUBSEQUENT EVENTS
Aggregate purchase price					$ 15,000,000
Backstop Agreement | Series A Preferred Stock | Digital Health Acquisition Corp.
SUBSEQUENT EVENTS
Number of shares to be issued | shares					7,000
Number of preferred stock converted to into common stock | shares						234,260
Maximum | Backstop Agreement | Digital Health Acquisition Corp.
SUBSEQUENT EVENTS
Warrants to purchase shares of common stock | shares						106,000
Aggregate purchase price						$ 2,000,000
Additional PIPE financing					$ 7,000,000
Maximum | Backstop Agreement | Series A Preferred Stock | Digital Health Acquisition Corp.
SUBSEQUENT EVENTS
Number of shares to be issued | shares					2,000	2,000
Vsee Note [Member] | Digital Health Acquisition Corp.
SUBSEQUENT EVENTS
Debt instrument to be converted after closing business combination	$ 600,000
IDoc Note [Member] | Digital Health Acquisition Corp.
SUBSEQUENT EVENTS
Debt instrument to be converted after closing business combination	$ 600,000
Subsequent Events | Digital Health Acquisition Corp.
SUBSEQUENT EVENTS
Extension period (in months)		3 months
Number of extensions permitted | item		4
Subsequent Events | Unsecured promissory note | Digital Health Acquisition Corp.
SUBSEQUENT EVENTS
Aggregate principal amount								$ 190,750	$ 165,000
Aggregate purchase price			$ 55,556